Terrance James Reilly	123 South Broad Street	Direct Dial: 215-772-7318
Of Counsel	Avenue of the Arts	Fax: 215-772-7620
Admitted in	Philadelphia, PA 19109	Email: treilly@mmwr.com
Pennsylvania and New Jersey	Tel: 215-772-1500

April 30, 2013

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund, Inc,
1933 Act Registration No. 002-74436
1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Fund”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), as amended, we hereby certify that the prospectus and statement of additional information of the Fund, that would have been filed by the Fund under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 38 to the Fund’s registration statement on Form N-1A as filed electronically with the Commission on April 30,2013.

Very truly yours,

Terrance James Reilly

cc:	David J. Schoenwald
Bonnie M. Scott

M O N T G O M E R Y M C C R A C K E N W A L K E R & R H O A D S L L P
P E N N S Y L V A N I A • N E W Y O R K • N E W J E R S E Y • D E L A W A R E

A PENNSYLVANIA LIMITED LIABILITY PARTNERSHIP

LOUIS A. PETRONI, NEW JERSEY RESPONSIBLE PARTNER